The Company and Basis of Presentation - Vasta Platform (Successor) (Details) - Cogna Group - Somos Group - BRL (R$) R$ in Thousands			1 Months Ended
		Oct. 11, 2018	Oct. 18, 2018
The Company and Basis of Presentation
Business Combination, Purchase Price, Amount			R$ 6,300,000
Business Combination, Cash transferred			5,700,000
Business Combination, Consideration paid as deposit in restricted escrow account			600,000
Business Combination, purchase price amount allocated to K-12 Business			R$ 3,300,000
Vasta Platform (Successor)
The Company and Basis of Presentation
Business Combination, Purchase Price, Amount		R$ 6,300,000
Business Combination, Cash transferred		5,700,000
Business Combination, Consideration paid as deposit in restricted escrow account		600,000
Business Combination, purchase price amount allocated to K-12 Business	[1]	R$ 3,296,000

[1]	Refers to consideration paid for other businesses of Somos Educação S.A. that are not part of these combined carve-out financial statements.